As filed with the Securities and Exchange Commission on March 02, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30, 2021

Date of reporting period: July 1, 2021– December 31, 2021

ITEM 1. REPORT TO STOCKHOLDERS.

ACUITAS US MICROCAP FUND
SEMI-ANNUAL REPORT
December 31, 2021
(Unaudited)

TABLE OF CONTENTS
Schedule of Investments 1
Statement of Assets and Liabilities 4
Statement of Operations 5
Statements of Changes in Net Assets 6
Financial Highlights 7
Notes to Financial Statements 8
Additional Information 13

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 96.7%
Basic Materials - 3.2%
20,615 AdvanSix, Inc. $ 974,059
2,400 Hawkins, Inc. 94,680
29,283 LifeMD, Inc.
(a)
113,325
19,149 Northern Technologies International Corp. 292,979
8,200 TimkenSteel Corp.
(a)
135,300
109,633 Venator Materials PLC
(a)
278,468
1,888,811
Consumer Discretionary - 11.2%
36,490 Akoustis Technologies, Inc.
(a)
243,753
8,165 Alta Equipment Group, Inc.
(a)
119,536
5,500 Caleres, Inc. 124,740
55,318 Charles & Colvard, Ltd.
(a)
159,869
8,900 Destination XL Group, Inc.
(a)
50,552
20,000 Entravision Communications Corp.,
Class A 135,600
207,710 Fluent, Inc.
(a)
413,343
8,500 Fossil Group, Inc.
(a)
87,465
9,200 Full House Resorts, Inc.
(a)
111,412
18,175 Green Brick Partners, Inc.
(a)
551,248
15,320 Guess?, Inc. 362,778
48,671 Interface, Inc. 776,302
42,114 LiqTech International, Inc.
(a)
240,892
1,800 MarineMax, Inc.
(a)
106,272
35,116 Motorcar Parts of America, Inc.
(a)
599,430
4,700 Shoe Carnival, Inc. 183,676
12,985 Stoneridge, Inc.
(a)
256,324
4,498 The Children's Place, Inc.
(a)
356,646
6,900 The ONE Group Hospitality, Inc.
(a)
87,009
50,042 Tilly's, Inc., Class A 806,177
3,200 Vista Outdoor, Inc.
(a)
147,424
2,872 Winmark Corp. 713,089
6,633,537
Consumer Staples - 3.1%
3,645 Calavo Growers, Inc. 154,548
2,950 MGP Ingredients, Inc. 250,720
10,360 Nature's Sunshine Products, Inc. 191,660
61,095 Ocean Bio-Chem, Inc. 531,527
1,800 Seneca Foods Corp., Class A
(a)
86,310
25,858 Village Super Market, Inc., Class A 604,819
1,819,584
Energy - 5.0%
23,800 Berry Corp. 200,396
9,945 Civitas Resources, Inc. 487,007
29,000 Geospace Technologies Corp.
(a)
194,880
68,575 Newpark Resources, Inc.
(a)
201,611
10,800 NOW, Inc.
(a)
92,232
14,200 Oil States International, Inc.
(a)
70,574
23,060 Par Pacific Holdings, Inc.
(a)
380,259
5,700 Ramaco Resources, Inc.
(a)
77,520
3,200 Ranger Oil Corp.
(a)
86,144
10,100 SandRidge Energy, Inc.
(a)
105,646
6,000 SilverBow Resources, Inc.
(a)
130,620
10,970 Stabilis Solutions, Inc.
(a)
47,171
13,600 SunCoke Energy, Inc. 89,624
27,979 Trecora Resources
(a)
226,070
175,730 VAALCO Energy, Inc.
(a)
564,093
2,953,847
Financials - 14.6%
9,110 B Riley Financial, Inc. 809,515
7,700 Banc of California, Inc. 151,074
6,000 Capstar Financial Holdings, Inc. 126,180
6,200 Central Valley Community Bancorp 128,774
Shares Security Description Value
Financials - 14.6% (continued)
3,400 ConnectOne Bancorp, Inc. $ 111,214
14,070 Customers Bancorp, Inc.
(a)
919,756
6,200 Ellington Financial, Inc. REIT 105,958
12,260 Enova International, Inc.
(a)
502,170
2,600 Enterprise Financial Services Corp. 122,434
4,200 Financial Institutions, Inc. 133,560
5,500 First Internet Bancorp 258,720
9,625 First Western Financial, Inc.
(a)
292,215
13,200 Granite Point Mortgage Trust, Inc. REIT 154,572
24,856 Great Elm Capital Corp. 76,556
7,300 Hanmi Financial Corp. 172,864
3,400 HomeStreet, Inc. 176,800
8,050 Horizon Bancorp, Inc. 167,842
11,137 James River Group Holdings, Ltd. 320,857
6,500 Luther Burbank Corp. 91,260
43,165 Medallion Financial Corp.
(a)
250,357
2,500 Metropolitan Bank Holding Corp.
(a)
266,325
3,700 Mid Penn Bancorp, Inc. 117,438
14,280 NMI Holdings, Inc., Class A
(a)
312,018
14,590 Northrim BanCorp, Inc. 634,081
11,100 OP Bancorp 141,636
6,755 Regional Management Corp. 388,142
5,100 Sculptor Capital Management, Inc. 108,885
7,770 Stewart Information Services Corp. 619,502
3,355 Texas Capital Bancshares, Inc.
(a)
202,139
5,000 The First of Long Island Corp. 107,950
34,405 United Insurance Holdings Corp. 149,318
4,795 Veritex Holdings, Inc. 190,745
500 Virtus Investment Partners, Inc. 148,550
2,700 Washington Trust Bancorp, Inc. 152,199
8,611,606
Health Care - 18.6%
9,536 908 Devices, Inc.
(a)
246,696
23,700 Aeglea BioTherapeutics, Inc.
(a)
112,575
12,805 Aerie Pharmaceuticals, Inc.
(a)
89,891
36,130 Affimed NV
(a)
199,438
30,500 Agenus, Inc.
(a)
98,210
16,800 Aldeyra Therapeutics, Inc.
(a)
67,200
4,500 AngioDynamics, Inc.
(a)
124,110
2,900 ANI Pharmaceuticals, Inc.
(a)
133,632
29,054 Avid Bioservices, Inc.
(a)
847,796
11,795 Avita Medical, Inc.
(a)
141,304
25,600 BioDelivery Sciences International, Inc.
(a)
79,360
10,408 BioLife Solutions, Inc.
(a)
387,906
20,325 Biomerica, Inc.
(a)
79,064
11,268 Bioventus, Inc.
(a)
163,273
6,675 Castle Biosciences, Inc.
(a)
286,157
2,600 Celldex Therapeutics, Inc.
(a)
100,464
7,500 Champions Oncology, Inc.
(a)
60,000
7,100 Chinook Therapeutics, Inc.
(a)
115,801
22,128 ChromaDex Corp.
(a)
82,759
4,700 Collegium Pharmaceutical, Inc.
(a)
87,796
11,400 Community Health Systems, Inc.
(a)
151,734
16,600 Curis, Inc.
(a)
79,016
2,700 Cutera, Inc.
(a)
111,564
20,700 Cymabay Therapeutics, Inc.
(a)
69,966
24,455 CytoSorbents Corp.
(a)
102,466
12,028 DermTech, Inc.
(a)
190,042
9,300 Dynavax Technologies Corp.
(a)
130,851
2,000 Eagle Pharmaceuticals, Inc.
(a)
101,840
21,355 Frequency Therapeutics, Inc.
(a)
109,551
92,350 Harvard Bioscience, Inc.
(a)
651,068
39,590 iCAD, Inc.
(a)
285,048

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

See Notes to Financial Statements.
Shares Security Description Value
Health Care - 18.6% (continued)
31,852 InfuSystem Holdings, Inc.
(a)
$ 542,440
14,896 Inogen, Inc.
(a)
506,464
2,000 Inotiv, Inc.
(a)
84,140
28,775 IntriCon Corp.
(a)
465,292
15,935 Kiniksa Pharmaceuticals, Ltd., Class A
(a)
187,555
24,900 MannKind Corp.
(a)
108,813
31,800 MEI Pharma, Inc.
(a)
84,906
32,876 Meridian Bioscience, Inc.
(a)
670,670
17,800 Molecular Templates, Inc.
(a)
69,776
6,280 Myriad Genetics, Inc.
(a)
173,328
1,500 OptimizeRx Corp.
(a)
93,165
21,412 Organogenesis Holdings, Inc.
(a)
197,847
6,187 OrthoPediatrics Corp.
(a)
370,354
3,200 Prothena Corp. PLC
(a)
158,080
9,635 Pulse Biosciences, Inc.
(a)
142,694
27,076 Repro-Med Systems, Inc.
(a)
81,228
22,600 Selecta Biosciences, Inc.
(a)
73,676
14,306 SI-BONE, Inc.
(a)
317,736
77,330 SIGA Technologies, Inc.
(a)
581,522
1,471 The Joint Corp.
(a)
96,630
4,600 Vanda Pharmaceuticals, Inc.
(a)
72,174
27,200 Verastem, Inc.
(a)
55,760
17,700 ViewRay, Inc.
(a)
97,527
39,300 VistaGen Therapeutics, Inc.
(a)
76,635
6,661 Xenon Pharmaceuticals, Inc.
(a)
208,090
11,003,080
Industrials - 21.1%
8,178 Allied Motion Technologies, Inc. 298,415
14,180 Argan, Inc. 548,624
2,790 Barrett Business Services, Inc. 192,677
7,534 BlueLinx Holdings, Inc.
(a)
721,456
44,770 CECO Environmental Corp.
(a)
278,917
6,010 Chase Corp. 598,356
13,331 CIRCOR International, Inc.
(a)
362,337
17,306 Columbus McKinnon Corp. 800,576
79,910 Concrete Pumping Holdings, Inc.
(a)
655,262
13,600 Conduent, Inc.
(a)
72,624
1,000 CRA International, Inc. 93,360
5,300 Cross Country Healthcare, Inc.
(a)
147,128
95,335 DHI Group, Inc.
(a)
594,890
34,400 Diana Shipping, Inc. 133,816
7,755 Douglas Dynamics, Inc. 302,910
9,986 Ducommun, Inc.
(a)
467,045
2,200 Eagle Bulk Shipping, Inc. 100,100
4,212 Energy Recovery, Inc.
(a)
90,516
274,258 Hill International, Inc.
(a)
534,803
11,255 Hurco Cos., Inc. 334,273
10,700 Huttig Building Products, Inc.
(a)
118,449
15,854 IES Holdings, Inc.
(a)
802,847
19,700 Information Services Group, Inc. 150,114
3,500 Insteel Industries, Inc. 139,335
4,020 Lawson Products, Inc.
(a)
220,095
23,070 Luxfer Holdings PLC 445,482
52,345 Orion Energy Systems, Inc.
(a)
189,489
8,600 RADA Electronic Industries, Ltd.
(a)
81,012
72,001 Radiant Logistics, Inc.
(a)
524,887
3,600 Ranpak Holdings Corp.
(a)
135,288
8,646 ShotSpotter, Inc.
(a)
255,230
21,458 Stagwell, Inc.
(a)
186,041
5,200 Sterling Construction Co., Inc.
(a)
136,760
7,000 Titan Machinery, Inc.
(a)
235,830
6,500 TrueBlue, Inc.
(a)
179,855
13,056 UFP Technologies, Inc.
(a)
917,315
Shares Security Description Value
Industrials - 21.1% (continued)
9,620 Vishay Precision Group, Inc.
(a)
$ 357,094
1,800 VSE Corp. 109,692
12,512,900
Real Estate - 1.8%
13,500 American Finance Trust, Inc. REIT 123,255
26,800 Braemar Hotels & Resorts, Inc. REIT
(a)
136,680
17,500 Farmland Partners, Inc. REIT 209,125
6,600 Postal Realty Trust, Inc., Class A REIT 130,680
12,500 Preferred Apartment Communities, Inc.,
Class A REIT 225,750
5,300 UMH Properties, Inc. REIT 144,849
5,600 Urstadt Biddle Properties, Inc. REIT 119,280
1,089,619
Technology - 15.1%
15,340 Agilysys, Inc.
(a)
682,016
11,000 Amtech Systems, Inc.
(a)
108,680
38,980 AXT, Inc.
(a)
343,414
5,200 Benchmark Electronics, Inc. 140,920
13,328 BM Technologies, Inc.
(a)
122,751
13,800 Cantaloupe, Inc.
(a)
122,544
10,100 Celestica, Inc.
(a)
112,413
2,511 Cerence, Inc.
(a)
192,443
9,440 CEVA, Inc.
(a)
408,186
32,740 eGain Corp.
(a)
326,745
13,780 ePlus, Inc.
(a)
742,466
21,273 EverQuote, Inc., Class A
(a)
333,135
12,287 Ichor Holdings, Ltd.
(a)
565,571
6,800 Identiv, Inc.
(a)
191,352
42,000 Key Tronic Corp.
(a)
261,240
6,100 Kimball Electronics, Inc.
(a)
132,736
99,605 Limelight Networks, Inc.
(a)
341,645
20,384 Magnite, Inc.
(a)
356,720
13,700 Mitek Systems, Inc.
(a)
243,175
26,154 MiX Telematics, Ltd., ADR 329,802
9,417 Outbrain, Inc.
(a)
131,838
48,470 Photronics, Inc.
(a)
913,660
2,700 PubMatic, Inc., Class A
(a)
91,935
10,878 Radware, Ltd.
(a)
452,960
7,889 Red Violet, Inc.
(a)
313,114
34,850 The Hackett Group, Inc. 715,471
2,800 Ultra Clean Holdings, Inc.
(a)
160,608
4,700 Veritone, Inc.
(a)
105,656
8,943,196
Telecommunications - 1.4%
9,040 ADTRAN, Inc. 206,383
17,229 Airgain, Inc.
(a)
183,144
3,700 IDT Corp., Class A
(a)
163,392
15,900 Lantronix, Inc.
(a)
124,497
20,560 TESSCO Technologies, Inc.
(a)
127,267
804,683
Utilities - 1.6%
27,526 Harsco Corp.
(a)
459,959
4,100 Heritage-Crystal Clean, Inc.
(a)
131,282
50,606 Sharps Compliance Corp.
(a)
360,821
952,062
Total Common Stock (Cost $45,748,659) 57,212,925

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

See Notes to Financial Statements.
At December 31, 2021 , the Fund held the following exchange traded futures contract:
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
* Other Financial Instruments are derivatives not reflected in the Schedule of
Investments, such as futures, which are valued at unrealized appreciation
(depreciation) at period end.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
Shares Security Description Value
Money Market Fund - 2.6%
1,557,685 First American Government Obligations
Fund, Class X, 0.03%
(b)
(Cost $1,557,685) $ 1,557,685
Investments, at value - 99.3% (Cost $47,306,344) $ 58,770,610
Other Assets & Liabilities, Net - 0.7% 386,877
Net Assets - 100.0% $ 59,157,487
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.
Contracts Description Exp.Date
Notional
Contract
Value Value
Net
Unrealized
Appreciation
11 CME E-mini
Russell 2000
Index Future 03/18/22 $ 1,203,704 $ 1,233,540 $ 29,834
Valuation Inputs
Investments in
Securities
Other Financial
Instruments*
Level 1 - Quoted Prices $ 57,212,925 $ 29,834
Level 2 - Other Significant
Observable Inputs 1,557,685 –
Level 3 - Significant
Unobservable Inputs – –
Total $ 58,770,610 $ 29,834
PORTFOLIO HOLDINGS
% of Total Investments
Basic Materials 3.2%
Consumer Discretionary 11.3%
Consumer Staples 3.1%
Energy 5.0%
Financials 14.6%
Health Care 18.7%
Industrials 21.3%
Real Estate 1.9%
Technology 15.2%
Telecommunications 1.4%
Utilities 1.6%
Money Market Fund 2.7%
100.0%

ACUITAS US MICROCAP FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

See Notes to Financial Statements.
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.
ASSETS
Investments, at value (Cost $47,306,344) $ 58,770,610
Deposits with broker for futures 270,787
Receivables:
Fund shares sold 199,102
Investment securities sold 24,462
Dividends 17,401
Prepaid expenses 12,930
Total Assets
59,295,292
LIABILITIES
Payables:
Investment securities purchased 30,371
Fund shares redeemed 19,936
Due to custodian 2,255
Accrued Liabilities:
Investment adviser fees 39,091
Trustees’ fees and expenses 96
Fund services fees 14,775
Other expenses 31,281
Total Liabilities
137,805
NET ASSETS
$ 59,157,487
COMPONENTS OF NET ASSETS
Paid-in capital $ 47,726,503
Distributable earnings 11,430,984
NET ASSETS
$ 59,157,487
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 3,957,593
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares (based on net assets of $59,157,487) $ 14.95

ACUITAS US MICROCAP FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2021

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $772) $ 346,724
Total Investment Income
346,724
EXPENSES
Investment adviser fees 383,457
Fund services fees 99,469
Custodian fees 14,838
Registration fees 11,741
Professional fees 26,042
Trustees' fees and expenses 3,358
Other expenses 63,425
Total Expenses 602,330
Fees waived
(142,184)
Net Expenses
460,146
NET INVESTMENT LOSS
(113,422)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
5,189,987
Futures
(39,128)
Net realized gain
5,150,859
Net change in unrealized appreciation (depreciation) on:
Investments
(7,078,124)
Futures
27,322
Net change in unrealized appreciation (depreciation)
(7,050,802)
NET REALIZED AND UNREALIZED LOSS
(1,899,943)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (2,013,365)

ACUITAS US MICROCAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
December 31,
2021
For the Year
Ended
June 30, 2021
OPERATIONS
Net investment loss $ (113,422) $ (182,802)
Net realized gain 5,150,859 14,189,193
Net change in unrealized appreciation (depreciation) (7,050,802) 18,035,222
Increase (Decrease) in Net Assets Resulting from Operations
(2,013,365) 32,041,613
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares (4,606,485) –
Total Distributions Paid
(4,606,485) –
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 4,074,327 7,417,185
Reinvestment of distributions:
Institutional Shares 4,580,234 –
Redemption of shares:
Institutional Shares
(9,293,447) (13,526,187)
Redemption fees:
Institutional Shares
49 275
Decrease in Net Assets from Capital Share Transactions
(638,837) (6,108,727)
Increase (Decrease) in Net Assets
(7,258,687) 25,932,886
NET ASSETS
Beginning of Period
66,416,174 40,483,288
End of Period
$ 59,157,487 $ 66,416,174
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 254,917 535,597
Reinvestment of distributions:
Institutional Shares 320,072 –
Redemption of shares:
Institutional Shares
(582,494) (1,194,038)
Decrease in Shares
(7,505) (658,441)

ACUITAS US MICROCAP FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
December 31,
2021
For the Years Ended June 30,
2021 2020 2019 2018 2017
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 16.75 $ 8.76 $ 10.05 $ 14.17 $ 12.57 $ 10.38
INVESTMENT OPERATIONS
Net investment loss (a) (0.03) (0.05) (0.05) (0.09) (0.12) (0.09)
Net realized and unrealized gain
(loss)
(0.52) 8.04 (1.23) (1.46) 2.19 2.39
Total from Investment Operations
(0.55) 7.99 (1.28) (1.55) 2.07 2.30
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(1.25) – (0.01) (2.57) (0.47) (0.11)
Total Distributions to Shareholders
(1.25) – (0.01) (2.57) (0.47) (0.11)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of
Period
$ 14.95 $ 16.75 $ 8.76 $ 10.05 $ 14.17 $ 12.57
TOTAL RETURN
(2.97)%(c) 91.21% (12.75)% (9.68)% 16.77% 22.21%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period (000s
omitted) $ 59,157 $ 66,416 $ 40,483 $ 77,663 $ 108,339 $ 87,690
Ratios to Average Net Assets:
Net investment loss (0.37)%(d) (0.36)% (0.47)% (0.78)% (0.91)% (0.78)%
Net expenses 1.50%(d) 1.50% 1.70% 1.70% 1.70% 1.70%
Gross expenses (e) 1.96%(d) 2.08% 2.03% 1.87% 1.80% 1.86%
PORTFOLIO TURNOVER RATE 27%(c) 78% 74% 108% 48% 50%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

Note 1. Organization
The Acuitas US Microcap Fund (the “Fund”) is a diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. As of December 31, 2021, Investor Shares had not commenced operations. The Fund seeks capital appreciation. The Fund commenced operations on July 18, 2014.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the“Board”) if
(1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2021, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Futures Contracts – The Fund may purchase index futures contracts to equitize the Fund’s cash position. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of December 31, 2021, for the Fund, are disclosed in the
Schedule of Investments.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of December 31, 2021, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of
1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in
Net Assets.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – Acuitas Investments, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.25% of the Fund’s average daily net assets.
The sub-advisory fee, calculated as a percentage of the Fund’s average daily net assets managed by the subadviser, is paid by the
Adviser.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund has adopted a Distribution
Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC
(d/b/a Apex Fund Services) (“Apex”) or their affiliates. Currently, Investor Shares are not offered for sale, therefore the Fund is not currently paying 12b-1 fees.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the
Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent
Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fees and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses)
of Institutional Shares to 1.50% and Investor Shares to 1.75% through November 1, 2022. Other fund service providers have voluntarily agreed to waive a portion of their fees. Voluntary fee waivers may be reduced or eliminated at any time. For the period ended December 31, 2021, the fees waived and/or reimbursed expenses were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of ( i ) the then-
current expense cap and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of December 31,
2021, $695,030 is subject to recapture by the adviser. Other waivers are not eligible for recoupment.
Investment Adviser Fees Waived Other Waivers Total Fees Waived and Expenses Reimbursed
$ 130,470 $ 11,714 $ 142,184

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended December 31, 2021, totaled $ 16,065,914 and $ 20,919,258 , respectively.
Note 6. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the period ended December 31, 2021 , for futures contracts was
$ 2,895,349 .
The Fund’s use of derivatives for the period ended December 31, 2021 , was limited to futures contracts.
Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at December 31, 2021.
These amounts may be collateralized by cash or financial instruments.
Note 7. Federal Income Tax
As of December 31, 2021, the cost for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation consists of:
As of June 30, 2021, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to investments in real estate investment trusts, futures, equity return of capital, and wash sales.
Location:
Equity
Contracts
Net realized gain (loss) on:
Futures $ (39,128)
Total net realized gain (loss) $ (39,128)
Net change in unrealized appreciation
(depreciation) on:
Futures $ 27,322
Total net change in unrealized
appreciation (depreciation) $ 27,322
Gross Asset (Liability)
as Presented in the
Statement of Assets
and Liabilities
Financial
Instruments
(Received) Pledged*
Cash Collateral
(Received) Pledged* Net Amount
Unrealized Appreciation on Futures** $ 29,834 - - $ 29,834
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
** Balance is included in the deposits with broker for futures on the Statement of Assets and Liabilities.
Gross Unrealized Appreciation $ 15,699,931
Gross Unrealized Depreciation (4,235,665)
Net Unrealized Appreciation $ 11,464,266
Undistributed Ordinary Income
$ 251,699
Undistributed Long-Term Gain
662,361
Unrealized Appreciation
17,136,774
Total
$ 18,050,834

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION
December 31, 2021

Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity
Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund's investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period
July 1, 2020 through June 30, 2021 in order to prepare a written report to the Board for review at its meeting held on September
10, 2021.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the Fund's strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund's portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (844) 805-5628 and on the U.S. Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge and upon request, by calling (844) 805-5628 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July
1, 2021 through December 31, 2021.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION
December 31, 2021

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account Value
July 1, 2021
Ending
Account Value
December 31, 2021
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Institutional Shares
Actual $ 1,000.00 $ 970.27 $ 7.45 1.50%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,017.64 $ 7.63 1.50%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

220-SAR-1221
FOR MORE INFORMATION
Investment Adviser
Acuitas Investments, LLC
520 Pike Street, Suite 1221
Seattle, WA 98101
www.acuitasinvestments.com
Transfer Agent
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
Acuitas US Microcap Fund
P.O. Box 588
Portland, ME 04112
(844) 805-5628
www.acuitasfunds.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	02/28/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	02/28/2022

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	02/28/2022